Transactions with Related Parties, Personal Guarantee for HSBC loan (Details) - Related Party [Member] - HSBC Loan [Member] - USD ($) $ in Thousands		6 Months Ended
	Jan. 15, 2024	Jun. 30, 2024
Related Party Expenses [Abstract]
Arrangement fee	1.00%
Arrangement fee expense		$ 280